Goodwill and Intangible Assets - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) GeographicalAreas Divisions	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Number of divisions included in cash generating units | Divisions	3
Number of geographical areas included in cash generating units | GeographicalAreas	3
Number of cash generating units	9
Goodwill	€ 17,341	€ 16,881
Pre-tax discount rate	7.40%	7.40%
Projection period	5 years
IAS 29 [member]
Disclosure of detailed information about intangible assets [line items]
Increase in goodwill	€ 369
Disposal Groups Held for Sale [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		€ 2,228
Indefinite-life intangible assets		€ 82
Blueair [member]
Disclosure of detailed information about intangible assets [line items]
Non-cash credit from early settlement of contingent consideration	277
Impairment of intangible asset	€ 208
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation period of finite-life intangible assets	Ten years